UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
			     	      Washington, D.C. 20549

				            Form 13F
			                Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 9/30/2012
Check here if Amendment []; Amendment Number:
						-------

This Amendment (Check only one.): 	[] is a restatement.
                                  	[] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name: 		Knighthead Capital Management, LLC

Address: 	1140 Avenue of the Americas
		12th Floor
		New York, NY  10036


Form 13F File Number: 028-14346


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name: Thomas Wagner
Title: Managing Member
Phone: (212) 356-2900

Signature, Place, and Date of Signing:

/s/ Thomas Wagner 			New York, NY 		    11/14/2012
--------------------------------- --------------------------------- ----------
[Signature] 				[City, State] 		     [Date]


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:


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			Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 		     3

Form 13F Information Table Entry Total:             19

Form 13F Information Table Value Total: $      317,738
                                        --------------
                                        (In Thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.  Form 13F File Number  Name

1     028-14351            Knighthead GP, LLC
---- -------------------- ----------------------------------------------------
2     028-14353            Thomas Wagner
---- -------------------- ----------------------------------------------------
3     028-14354            Ara Cohen
---- -------------------- ----------------------------------------------------

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						FORM 13F INFORMATION TABLE

        COLUMN 1 	       COLUMN 2       COLUMN 3 COLUMN 4      COLUMN 5      COLUMN 6   COLUMN 7      COLUMN 8
--------------------------- ---------------- --------- -------- ------------------ ---------- -------- ---------------------
							VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
     NAME OF ISSUER          TITLE OF CLASS   CUSIP    (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE     SHARED NONE
--------------------------- ---------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
AMERICAN CAP LTD	    COM		     02503Y103   67,263  5,931,505 SH	   DEFINED    1,2,3    5,931,505      0	   0
AUGUSTA RES CORP	    COM NEW	     050912203	  6,633  2,308,100 SH	   DEFINED    1,2,3    2,308,100      0	   0
AVON PRODUCTS INC	    COM              054303102    3,190    200,000    CALL DEFINED    1,2,3        2,000      0	   0
CLEARWATER PAPER CORP	    COM		     18538R103	 20,953    507,217 SH	   DEFINED    1,2,3	 507,217      0    0
CLOUD PEAK ENERGY INC	    COM	             18911Q102	  8,531    471,345 SH	   DEFINED    1,2,3	 471,345      0    0
DANA HLDG CORP	            COM	             235825205	  1,087     88,400 SH	   DEFINED    1,2,3	  88,400      0    0
DELPHI AUTOMOTIVE PLC	    SHS	             G27823106	 36,366  1,173,105 SH	   DEFINED    1,2,3    1,173,105      0    0
DISH NETWORK CORP-A	    COM		     25470M109	  9,594    313,426 SH	   DEFINED    1,2,3      313,426      0    0
ENERGY XXI (BERMUDA) LTD    USD UNRS SHS     G10082140	 25,633    733,431 SH	   DEFINED    1,2,3	 733,431      0    0
GENERAL MTRS CO 	    JR PFD CNV SRB   37045V209	 22,918    614,750 SH	   DEFINED    1,2,3      614,750      0    0
GRAPHIC PACKAGING HLDG CO   COM	             388689101	 36,997  6,367,795 SH	   DEFINED    1,2,3    6,367,795      0    0
LYONDELLBASELL INDUSTRIES N SHS - A -	     N53745100	 15,420    298,496 SH	   DEFINED    1,2,3	 298,496      0	   0
MARATHON OIL CORP	    COM		     565849106	  5,914    200,000    CALL DEFINED    1,2,3	   2,000      0	   0
MERCER INTL INC		    COM	             588056101	 18,382  2,464,061 SH	   DEFINED    1,2,3    2,464,061      0	   0
PENDRELL CORP	            COM	             70686R104	  1,146  1,014,287 SH	   DEFINED    1,2,3    1,014,287      0    0
SAVIENT PHARMACEUTICALS INC NOTE 4.750% 2/0  80517QAA8	  2,067      7,400 PRN	   DEFINED    1,2,3        7,400      0    0
UNITED CONTINENTAL HOLDINGS COM	             910047109	 23,942  1,227,798 SH	   DEFINED    1,2,3    1,227,798      0    0
UNITED CONTINENTAL HOLDINGS COM	             910047109	  1,950    100,000    CALL DEFINED    1,2,3        1,000      0    0
UNITED CONTINENTAL HOLDINGS COM	             910047109	  9,750    500,000    CALL DEFINED    1,2,3	   5,000      0    0



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